PROPERTY AND EQUIPMENT, NET (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Optical Fibers USD ($)	Dec. 31, 2013 Optical Fibers CNY	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2012 Computer equipment CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, gross	$ 2,164,000	13,100,000	60,343,000		$ 2,164,000	13,100,000	13,100,000	47,243,000
Less: accumulated depreciation	(640,000)	(3,875,000)	(39,662,000)
Property and equipment held under capital leases, net	1,524,000	9,225,000	20,681,000
Depreciation of property and equipment held under capital leases	$ 108,000	655,000	8,219,000	8,988,000